Templeton Global
Opportunities Trust

--------------------------------------------------------------------------------

Your Fund's Objective:

The Templeton Global Opportunities Trust seeks long-term capital growth through a flexible policy of investing in global securities. The Fund invests primarily in common stock and it may also invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount. It may invest up to 25% of its total net assets in developing markets.

--------------------------------------------------------------------------------

February 15, 1996

Dear Shareholder:

We are pleased to bring you the annual report of the Templeton Global Opportunities Trust for the period ended December 31, 1995.

During the past fiscal year, stock markets of developed nations such as the United States, Switzerland, and Sweden posted strong gains, while a high degree of volatility characterized many emerging markets. Much of this volatility was precipitated by the devaluation of the Mexican peso in December 1994, which caused the Mexican equity market to plummet. However, the ensuing negative impact on emerging markets was not limited to Latin America, and these markets, as measured by the unmanaged International Finance Corporation (IFC) Emerging Markets Index, declined 8.34% during the year.

Despite having more than 20% of its assets invested in emerging markets, the Fund's Class I shares posted a one-year total return of 12.87% as discussed in the Performance Summary on page 5. Its benchmark, the unmanaged Morgan Stanley Capital International (MSCI)

World Index, produced a total return of 21.32% for the year. U.S. equities represented only about 25% of the Fund's assets during 1995, which was less than the 38.8% U.S. average weighting in the MSCI for the same period. In addition, this index had almost no emerging market exposure.

Another factor that hurt the Fund's performance was its sizable holdings of metal, paper and chemical companies. These cyclical shares did not perform well during the latter half of 1995 due to earnings weakness and investor concerns about the sustainability of economic growth in both the U.S. and Europe. However, we believe that, as of December 31, 1995, the market had overcompensated for these factors and, in our opinion, some of the European cyclical shares we own may be particularly undervalued.

During the reporting period, the Fund's performance was aided by its absence from the Japanese stock market. The Nikkei 225 Index posted a -2.9% total return during the year, which greatly underperformed the MSCI. By not owning any shares in this market, the Fund avoided a potential pitfall. During the second half of 1995, however, Japanese stocks posted a strong rebound that was offset by extreme weakness in the value of the yen in relation to


--------------------------------------------------------------------------------

Templeton Global Opportunities Trust

Geographic Distribution on 12/31/95
Based on Total Net Assets

                           [PIE CHART APPEARS HERE]

           European Stocks                         33.1%
           Australian & New Zealand Stocks          4.5%
           United States Stocks                    21.5%
           Latin American Stocks                    5.9%
           Asian Stocks                            13.9%
           Canadian Stocks                          5.8%
           Other Stocks                             1.5%
           Short-Term Obligations &
            Other Net Assets                       13.8%


the U.S. dollar. Because this rise in share prices made the world's most expensive equities even more expensive (P/E ratios were well in excess of 100), we do not expect to purchase any Japanese stocks until their valuations are much lower.

We made few changes to the Fund's portfolio during the fiscal year. We did, however, steadily reduce our holdings in shares whose consistent earnings growth attracted favorable investor attention, and reinvested the proceeds into equities that met our long-term value criteria. For example, we took profits by selling some of our shares in European pharmaceutical companies such as Astra and

Medeva PLC, while maintaining a solid weighting in financial stocks, particularly in Scandinavia where we believe the banking sector offered extremely good values and attractive dividend yields. Although our overall Scandinavian exposure was relatively heavy at the end of the year (15.8% of total net assets), we are optimistic about long-term investment prospects.

This discussion reflects the strategies we employed for the Fund during the past fiscal year, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies, and our evaluations, conclusions and decisions regarding portfolio holdings, may change in light of new circumstances as they arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the Fund.

Looking forward, we see the potential for a synchronized period of rising global economic growth and have sought to position the portfolio to take advantage of such developments. We have also endeavored to eliminate holdings in shares where valuations no longer appear to be

--------------------------------------------------------------------------------

TEMPLETON GLOBAL
OPPORTUNITIES TRUST

Top 10 Industries on 12/31/95
As a Percentage of Total Net Assets


                                                                      % of Total
Industry                                                              Net Assets
--------------------------------------------------------------------------------
Forest Products & Paper                                               12.6%
--------------------------------------------------------------------------------
Banking                                                               12.2%
--------------------------------------------------------------------------------
Energy Sources                                                         8.5%
--------------------------------------------------------------------------------
Financial Services                                                     8.0%
--------------------------------------------------------------------------------
Telecommunications                                                     6.4%
--------------------------------------------------------------------------------
Insurance                                                              6.0%
--------------------------------------------------------------------------------
Metals & Mining                                                        5.9%
--------------------------------------------------------------------------------
Multi-Industry                                                         3.4%
--------------------------------------------------------------------------------
Utilities - Electrical & Gas                                           3.2%
--------------------------------------------------------------------------------
Electrical & Electronics                                               3.0%
--------------------------------------------------------------------------------


extremely attractive. This strategy should hopefully yield attractive long-term returns for our investors.

Of course, there are special risks involved with global investing related to market, currency, economic, political and other factors. Developing markets involve heightened risks related to these same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. These risks are discussed in the Fund's prospectus.

--------------------------------------------------------------------------------

TEMPLETON GLOBAL
OPPORTUNITIES TRUST

Top 10 Holdings on 12/31/95
As a Percentage of Total Net Assets

                                                                      % of Total
Company, Industry, Country                                            Net Assets
--------------------------------------------------------------------------------
Transocean Drillings AS, Energy Equipment
& Services, Norway                                                    2.5%
--------------------------------------------------------------------------------
Newbridge Networks Corp., Data Processing
& Reproduction, Canada                                                2.3%
--------------------------------------------------------------------------------
Peregrine Investment Holdings Ltd.,
Financial Services, Hong Kong                                         2.0%
--------------------------------------------------------------------------------
Iberdrola SA, Utilities - Electrical & Gas,
Spain                                                                 1.9%
--------------------------------------------------------------------------------
Banco Nacional de Mexico SA, 7.00%,
conv., 12/15/99, Banking, Mexico                                      1.7%
--------------------------------------------------------------------------------
National Mutual Asia Ltd., Insurance,
Hong Kong                                                             1.7%
--------------------------------------------------------------------------------
Stadshypotek AB, Banking,
Sweden                                                                1.7%
--------------------------------------------------------------------------------
BBC Brown Boveri Ltd., br.,
Electrical & Electronics, Switzerland                                 1.6%
--------------------------------------------------------------------------------
Cia de Inversionnes en Telecommunicaciones,
Telecommunications, Argentina                                         1.6%
--------------------------------------------------------------------------------
Volvo AB, B, Automobiles,
Sweden                                                                1.5%
--------------------------------------------------------------------------------

For a complete listing of portfolio holdings, please see page 11 of this report.


We thank you for your participation in the Templeton Global Opportunities Trust and welcome any comments or suggestions you may have.

Sincerely,

/s/ Martin L. Flanagan

Martin L. Flanagan
President
Templeton Global Opportunities Trust


/s/ Howard L. Leonard

Howard L. Leonard
Portfolio Manager

Performance Summary
Class I Shares

The Templeton Global Opportunities Trust Class I shares reported a total return of 12.87% for the one-year period ended December 31, 1995. Total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include the initial sales charge.

We always maintain a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the chart on page 6, the Fund's Class I shares delivered a cumulative total return of more than 95% since inception on January 19, 1990.

During the reporting period, Class I shareholders received distributions of 15.5 cents ($0.155) per share in income dividends, 19.5 cents ($0.195) in short-term capital gains, and 41 cents ($0.41) per share in long-term capital gains.

The price of the Fund's Class I shares, as measured by net asset value, increased from $11.84 on December 31, 1994 to $12.57 on December 31, 1995. Of course, past performance is not indicative of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The graph on page 6 shows how an investment in the Templeton Global Opportunities Trust Class I shares, from January 19, 1990 to December 31, 1995, has kept your purchasing power ahead of inflation, as measured by the Consumer Price Index (CPI), during most of this time. It also shows that the Fund has generally outperformed the unmanaged Morgan Stanley Capital International (MSCI) World Index, which tracks 22 equity markets worldwide. Please remember that the Fund's performance differs from that of the index because the index does not contain cash (the Fund generally carries a certain percentage of cash at any given time) and includes no sales charges or management expenses. Of course, one cannot invest directly in an index.

--------------------------------------------------------------------------------
TEMPLETON GLOBAL
OPPORTUNITIES TRUST - CLASS I
Total Return Index Comparison
$10,000 Investment (1/19/90-12/31/95)


[GRAPH APPEARS HERE SHOWING COMPARISON BETWEEN TEMPLETON GLOBAL OPPORTUNITIES
                  TRUST-CLASS I /1/, MSCI WORLD INDEX /2/ AND THE CPI /3/]

                                                1/90              12/95
                                             ---------          ---------
Templeton Global
   Opportunities Trust-Class I               $ 10,000           $ 18,415

MSCI World Index                               10,000             15,383

Consumer Price Index                           10,000             12,095

1. Includes all sales charges and represents the change in value of an investment over the period shown. Total return assumes reinvestment of dividends and capital gains. Past performance is not predictive of future results.

2. Index of unmanaged and includes reinvested dividends.

3. Source: U.S. Bureau of Labor Statistics.


--------------------------------------------------------------------------------
Templeton Global
Opportunities Trust

Periods ended December 31, 1995
Class I Shares
                                                                  Since
                                                                  Inception
                  One-Year       Three-Year      Five-Year        (1/19/90)
Average Annual
Total Return/1/
Class I Shares      6.31%          12.10%          14.95%          10.81%

Cumulative
Total Return/2/
Class I Shares     12.87%          49.52%         112.99%          95.31%


1. Average annual total return represents the average annual change in value of an investment over the periods indicated. These calculations include the maximum 5.75% initial sales charge. See note below.

2. Cumulative total return represents the change in value of an investment over the periods indicated. These calculations do not include the current maximum 5.75% initial sales charge. See note below.

Note: Prior to July 1, 1992, Class I shares were offered at a higher sales charge. Thus, actual total returns would have been somewhat different than noted above. All total return calculations assume reinvestment of dividends and capital gains distributions when paid. Investment return and principal value will fluctuate with market conditions, currencies and economic and political climates of the countries where investments are made. Developing markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. Thus, your shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future results.
--------------------------------------------------------------------------------
6

Performance Summary
Class II Shares

The Templeton Global Opportunities Trust Class II shares reported a cumulative total return of 7.43% since inception on May 1, 1995. Cumulative total return measures the change in value of an investment over the periods indicated. For Class II shares, they do not include the deduction of the 1.00% initial sales charge nor the maximum 1.00% contingent deferred sales charge.

We always maintain a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner.

During the reporting period, Class II shareholders received distributions of
11.85 cents ($0.1185) per share in income dividends, 16 cents ($0.16) in short-term capital gains, and 34.5 cents ($0.345) in long-term capital gains.

The price of the Fund's Class II shares, as measured by net asset value, increased from $12.26 at inception on May 1, 1995 to $12.53 on December 31, 1995. Of course, past performance is not indicative of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The graph on page 8 shows how an investment in the Templeton Global Opportunities Trust Class II shares, from May 1, 1995 to December 31, 1995, has kept your purchasing power ahead of inflation, as measured by the Consumer Price Index (CPI). It also shows that, during most of this time, the Fund has outperformed the unmanaged Morgan Stanley Capital International (MSCI) World Index, which tracks 22 equity markets worldwide. Please remember that the Fund's performance differs from that of the index because the index does not contain cash (the Fund generally carries a certain percentage of cash at any given time) and includes no sales charges or management expenses. Of course, one cannot invest directly in an index.

TEMPLETON GLOBAL
OPPORTUNITIES TRUST - CLASS II
Total Return Index Comparison
$10,000 Investment (5/1/95-12/31/95)


  [COMPARISON GRAPH APPEARS HERE SHOWING COMPARISON BETWEEN TEMPLETON GLOBAL
    OPPORTUNITIES TRUST-CLASS II /1/, MSCI WORLD INDEX /2/ AND THE CPI /3/]



Templeton Global
  Opportunities Trust-Class II

MSCI World Index

Consumer Price Index

1. Includes all sales charges and represents the change in value of an investment over the period shown. Total return assumes reinvestment of dividends and capital gains. Past performance is not predictive of future results.

2. Index is unmanaged and includes reinvested dividends.

3. Source; U.S. Bureau of Labor Statistics.






Templeton Global
Opportunities Trust
Period ended December 31, 1995
Class II shares

                                    Since
                                    Inception
                                    (5/1/95)
Aggregate Total Return/1/
Class II Shares                     5.27%

Cumulative Total Return/2/
Class II Shares                     7.43%

1. Aggregate total return represents the change in value of an investment over the period indicated and reflects the deduction of the maximum 1.00% initial sales charge and 1.00% contingent deferred sales charge (CDSC) applicable to shares redeemed within the first 18 months of investment.

2. Cumulative total return represents the change in value of an investment over the period indicated. These calculations do not include the deduction of the 1.00% initial sales charge nor the maximum 1.00% CDSC.

All total return calculations assume reinvestment of dividends and capital gains distributions when paid. Investment return and principal value will fluctuate with market conditions, currencies and economic and political climates of the countries where investments are made. Developing markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. Thus, your shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future results.

Templeton Global Opportunities Trust
Financial Highlights

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

                                                CLASS I
                              ------------------------------------------------
                                         YEAR ENDED DECEMBER 31
                              ------------------------------------------------
                                1995      1994      1993      1992      1991
                              --------  --------  --------  --------  --------
Net asset value, beginning
 of year                      $  11.84  $  14.46  $  10.75  $  10.94  $   8.36
                              --------  --------  --------  --------  --------
Income from investment
 operations:
 Net investment income             .16       .09       .12       .14       .17
 Net realized and unrealized
  gain (loss)                     1.33      (.63)     3.97       .61      2.59
                              --------  --------  --------  --------  --------
Total from investment
 operations                       1.49      (.54)     4.09       .75      2.76
                              --------  --------  --------  --------  --------
Distributions:
 Dividends from net
  investment income               (.16)     (.09)     (.11)     (.14)     (.01)
 Distributions from net
  realized gains                  (.60)    (1.99)     (.27)     (.65)     (.17)
 Amount in excess of net
  realized gains                   --        --        --       (.15)      --
                              --------  --------  --------  --------  --------
Total distributions               (.76)    (2.08)     (.38)     (.94)     (.18)
                              --------  --------  --------  --------  --------
Change in net asset value          .73     (2.62)     3.71      (.19)     2.58
                              --------  --------  --------  --------  --------
Net asset value, end of year  $  12.57  $  11.84  $  14.46  $  10.75  $  10.94
                              ========  ========  ========  ========  ========
TOTAL RETURN*                   12.87%   (4.09)%    38.13%     6.85%    31.16%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (000)                        $510,777  $476,822  $410,747  $248,807  $200,848
Ratio of expenses to average
 net assets                      1.52%     1.53%     1.51%     1.63%     1.76%
Ratio of net investment
 income to average net
 assets                          1.19%      .71%     1.07%     1.36%     1.63%
Portfolio turnover rate         15.54%    37.31%    40.56%    22.03%    21.02%

*TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Templeton Global Opportunities Trust
Financial Highlights (cont.)

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)

                                                          CLASS II
                                                      -----------------
                                                       FOR THE PERIOD
                                                        MAY 1, 1995+
                                                           THROUGH
                                                      DECEMBER 31, 1995
                                                      -----------------
Net asset value, beginning of period                       $12.26
                                                           ------
Income from investment operations:
 Net investment income                                        .02
 Net realized and unrealized loss                             .88
                                                           ------
Total from investment operations                              .90
                                                           ------
Distributions:
 Dividends from net investment income                        (.12)
 Distributions from net realized gains                       (.51)
                                                           ------
Total distributions                                          (.63)
                                                           ------
Change in net asset value                                     .27
                                                           ------
Net asset value, end of year                               $12.53
                                                           ======
TOTAL RETURN*                                               7.43%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)                              $2,264
Ratio of expenses to average net assets                     2.22%**
Ratio of net investment income to average net assets       (.01)%**
Portfolio turnover rate                                    15.54%

 *TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS OR THE CONTINGENT DEFERRED SALES CHARGE. NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
**ANNUALIZED.
 +COMMENCEMENT OF SALES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Templeton Global Opportunities Trust
Investment Portfolio, December 31, 1995

--------------------------------------------------------------------------------

 INDUSTRY                 ISSUE                      COUNTRY  SHARES      VALUE
-----------------------------------------------------------------------------------
COMMON STOCKS: 80.7%
-----------------------------------------------------------------------------------
 Automobiles: 1.9%
                          *Ciadea SA                   Arg.    399,999 $  2,079,683
                          Volvo AB, B                  Swe.    384,000    7,862,159
                                                                       ------------
                                                                          9,941,842
-----------------------------------------------------------------------------------
 Banking: 8.1%
                          Banco Ganadero SA, ADR C     Col.     85,000    1,105,000
                          Banco Popular Espanol         Sp.     35,000    6,454,658
                          Banco Portugues de
                           Investimento SA            Port.     85,000    1,015,968
                          Ergo Bank SA                  Gr.     50,050    1,993,851
                          *Fokus Bank AS               Nor.  1,000,000    5,399,346
                          Korea Long Term Credit
                           Bank                        Kor.     23,758      712,671
                          *Korea Long Term Credit
                           Bank, new                   Kor.      1,141       33,933
                          National Australia Bank,
                           Ltd.                        Aus.    424,214    3,815,101
                          *Philippine National
                           Bank                       Phil.      6,534       72,240
                          Shinhan Bank Co. Ltd.        Kor.     65,000    1,456,687
                          *Shinhan Bank Co. Ltd.,
                           new                         Kor.     11,935      259,578
                          Signet Banking Corp.         U.S.    116,800    2,774,000
                          Sparbanken Sverige AB,
                           A, 144A                     Swe.    601,700    7,654,352
                          Stadshypotek AB, A           Swe.    276,800    5,542,292
                          Stadsyhpotek AS, A, 144A     Swe.    149,800    2,999,405
                                                                       ------------
                                                                         41,289,082
-----------------------------------------------------------------------------------
 Broadcasting & Publishing: 0.1%
                          Sing Tao Holdings Ltd.       H.K.  1,911,800      741,726
-----------------------------------------------------------------------------------
 Building Materials & Components: 2.8%
                          Aker AS, A                   Nor.    404,700    5,366,950
                          Cementos Diamante, ADR,
                           144A                        Col.    174,000    3,124,360
                          *Owens Corning Fiberglas
                           Corp.                       U.S.    125,000    5,609,375
                                                                       ------------
                                                                         14,100,685
-----------------------------------------------------------------------------------
 Business & Public Services: 1.2%
                          Laidlaw Inc., B              Can.    600,000    6,043,292
-----------------------------------------------------------------------------------
 Chemicals: 1.1%
                          European Vinyls Corp.
                           EVC International NV       Neth.    117,400    3,055,727
                          Gujarat Narmada Valley
                           Fertilizers Co. Ltd.,
                           GDR, 144A                   Ind.    438,600    2,741,250
                                                                       ------------
                                                                          5,796,977
-----------------------------------------------------------------------------------
 Data Processing & Reproduction: 2.3%
                          *Newbridge Networks
                           Corp.                       Can.    281,100   11,630,513
-----------------------------------------------------------------------------------

Templeton Global Opportunities Trust
Investment Portfolio, December 31, 1995 (cont.)

--------------------------------------------------------------------------------

 INDUSTRY                 ISSUE                      COUNTRY  SHARES     VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------
 Electrical & Electronics: 3.0%
                          BBC Brown Boveri Ltd.,
                           br.                        Swtz.      7,248 $8,419,870
                          Great Wall Electronic
                           International Ltd.          H.K.  5,576,000    411,034
                          Motorola Inc.                U.S.     10,000    570,000
                          Philips Electronics NV      Neth.    135,000  4,887,335
                          Scitex Corp. Ltd.           Isrl.     74,200  1,010,975
                                                                       ----------
                                                                       15,299,214
---------------------------------------------------------------------------------
 Electronic Components & Instruments: 0.9%
                          Intel Corp.                  U.S.     80,000  4,540,000
---------------------------------------------------------------------------------
 Energy Equipment & Services: 2.5%
                          *Transocean Drilling AS      Nor.    750,000 12,965,536
---------------------------------------------------------------------------------
 Energy Sources: 6.0%
                          Amerada Hess Corp.           U.S.     50,000  2,650,000
                          Societe Elf Aquitane SA       Fr.     55,000  4,052,277
                          Tosco Corp.                  U.S.    180,000  6,862,500
                          Total SA, B                   Fr.    100,000  6,749,030
                          Valero Energy Corp.          U.S.    161,400  3,954,300
                          *Wascana Energy Inc.         Can.    675,000  6,366,059
                                                                       ----------
                                                                       30,634,166
---------------------------------------------------------------------------------
 Financial Services: 7.1%
                          Alex Brown Inc.              U.S.     80,000  3,360,000
                          Federal National
                           Mortgage Assn.              U.S.     55,000  6,826,875
                          Govett & Co. Ltd.            U.K.  1,243,900  4,462,370
                          Merrill Lynch & Co. Inc.     U.S.    100,000  5,100,000
                          Morgan Stanley Group         U.S.     83,000  6,691,875
                          Peregrine Investments
                           Holdings Ltd.               H.K.  7,750,000 10,022,632
                                                                       ----------
                                                                       36,463,752
---------------------------------------------------------------------------------
 Food & Household Products: 0.5%
                          Amway Asia Pacific Ltd.      U.S.     10,600    377,625
                          Cafe de Coral Holdings
                           Ltd.                        H.K.  7,599,000  1,729,614
                          *Grupo Embotellador de
                           Mexico SA, B                Mex.    370,200    590,209
                                                                       ----------
                                                                        2,697,448
---------------------------------------------------------------------------------
 Forest Products & Paper: 12.6%
                          *Asia Pacific Resources
                           International, A           Indo.    988,300  4,694,425
                          Assidomaen AB                Swe.    219,900  4,767,157
                          Boise Cascade Corp.          U.S.    100,000  3,462,500
                          Bowater Inc.                 U.S.    180,000  6,390,000
                          Carter Holt Harvey Ltd.      N.Z.  3,084,890  6,655,250

Templeton Global Opportunities Trust
Investment Portfolio, December 31, 1995 (cont.)

--------------------------------------------------------------------------------

 INDUSTRY                 ISSUE                      COUNTRY  SHARES     VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------
 Forest Products & Paper (cont.)
                          *Empaques Ponderosa SA
                           de CV, B                    Mex.    500,000 $  898,250
                          Enso Gutzeit OY, R           Fin.    625,000  4,163,699
                          Fletcher Challenge Ltd.
                           Forestry Division           N.Z.  3,762,518  5,362,235
                          Georgia-Pacific Corp.        U.S.     75,000  5,146,875
                          International Paper Co.      U.S.    120,000  4,545,000
                          Mead Corp.                   U.S.     90,000  4,702,500
                          *Portucel Industrial
                           Empresa Product
                           Celulose, ADR, 144A        Port.    975,500  5,767,947
                          PT Barito Pacific
                           Timber, fgn.               Indo.  3,884,000  2,845,266
                          Rayonier Inc.                U.S.    155,000  5,173,125
                                                                       ----------
                                                                       64,574,229
---------------------------------------------------------------------------------
 Health & Personal Care: 1.9%
                          Astra AB, B                  Swe.    100,000  3,959,382
                          Medeva PLC                   U.K.    999,800  4,161,175
                          Windmere Corp.               U.S.    225,000  1,603,125
                                                                       ----------
                                                                        9,723,682
---------------------------------------------------------------------------------
 Industrial Components: 1.3%
                          Goodyear Tire & Rubber
                           Co.                         U.S.    150,000  6,806,250
---------------------------------------------------------------------------------
 Insurance: 6.0%
                          Ace Ltd.                     Bmu.    171,000  6,797,250
                          American International
                           Group Inc.                  U.S.     75,000  6,937,500
                          GIO Austrailia Holdings
                           Ltd.                        Aus.  2,000,000  4,652,753
                          National Mutual Asia
                           Ltd.                        H.K.  9,612,000  8,701,455
                          Presidential Life Corp.      U.S.    375,000  3,703,125
                                                                       ----------
                                                                       30,792,083
---------------------------------------------------------------------------------
 Leisure & Tourism: 1.0%
                          Kuoni Reisen Holding AG,
                           B                          Swtz.      3,180  5,100,130
---------------------------------------------------------------------------------
 Machinery & Engineering: 2.9%
                          *Rauma, ADS                  Fin.    338,400  6,387,300
                          *Tampella AB (OY)            Fin.    801,667  1,012,880
                          *Tampella AB (OY), 144A      Fin.    688,333    869,686
                          VA Technologie AG, br.,
                           144A                       Aust.     52,300  6,632,387
                                                                       ----------
                                                                       14,902,253
---------------------------------------------------------------------------------
 Merchandising: 0.6%
                          *Cifra SA, B                 Mex.    501,000    520,806
                          *Waban Inc.                  U.S.    140,000  2,625,000
                                                                       ----------
                                                                        3,145,806
---------------------------------------------------------------------------------

Templeton Global Opportunities Trust
Investment Portfolio, December 31, 1995 (cont.)

--------------------------------------------------------------------------------

 INDUSTRY                 ISSUE                      COUNTRY   SHARES     VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
----------------------------------------------------------------------------------
 Metals & Mining: 5.9%
                          Aluminum Co. of America      U.S.      70,000 $3,701,250
                          *Bohler Uddeholm AG,
                           144A                       Aust.      58,500  4,462,773
                          Companhia Siderurgica
                           Nacional                   Braz.  39,451,000    811,791
                          Elkem AS                     Nor.     323,800  3,680,649
                          *Inmet Mining Corp.          Can.     800,000  5,860,162
                          Outokumpu OY, A              Fin.     379,175  6,010,217
                          *Outokumpu OY, wts.          Fin.     291,975     11,402
                          Pechiney SA, invt. ctf.       Fr.      75,000  2,833,367
                          *Pechiney SA, wts.            Fr.      75,000        153
                          Trelleborg AB, B             Swe.     264,500  2,847,105
                                                                        ----------
                                                                        30,218,869
----------------------------------------------------------------------------------
 Multi-Industry: 2.3%
                          *Fotex First Hungarian-
                           American Photo-Service      Hun.     775,200    449,291
                          *PT Bimantara Citra,
                           fgn.                       Indo.   8,975,000  7,457,905
                          Swire Pacific Ltd., A        H.K.     500,000  3,879,728
                                                                        ----------
                                                                        11,786,924
----------------------------------------------------------------------------------
 Real Estate: 1.0%
                          PT Jaya Properties, fgn.    Indo.   1,799,000  4,996,129
----------------------------------------------------------------------------------
 Recreation, Other Consumer Goods: 0.6%
                          Yue Yuen Industrial
                           (Holdings) Ltd.             H.K.  12,268,000  3,252,428
----------------------------------------------------------------------------------
 Telecommunications: 0.9%
                          Telefonica de Espana SA       Sp.     340,000  4,708,986
----------------------------------------------------------------------------------
 Textiles & Apparel: 0.7%
                          *Dhan Fibres, 144A           Pak.  13,575,000  3,451,695
----------------------------------------------------------------------------------
 Transportation: 2.1%
                          Airborne Freight Corp.       U.S.     200,000  5,325,000
                          Qantas Airways Ltd.,
                           ADR, 144A                   Aus.     142,700  2,381,306
                          Shanghai Hai Xing
                           Shipping Co., H             Chn.  20,611,000  1,386,061
                          Singapore Bus Service
                           (1978) Ltd., fgn.          Sing.     197,000  1,406,645
                                                                        ----------
                                                                        10,499,012
----------------------------------------------------------------------------------
 Utilities Electrical & Gas: 3.2%
                          Cia Energetica de Minas
                           Gerais, ADR                Braz.      74,500  1,647,976
                          Consolidated Electric
                           Power Asia Ltd., ADR,
                           144A                        H.K.     220,000  3,973,750
                          Electricidad de Caracas     Venz.   1,899,691  1,298,169
                          Iberdrola SA                  Sp.   1,050,000  9,608,409
                                                                        ----------
                                                                        16,528,304
----------------------------------------------------------------------------------

Templeton Global Opportunities Trust
Investment Portfolio, December 31, 1995 (cont.)

--------------------------------------------------------------------------------

 INDUSTRY                 ISSUE                      COUNTRY      SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
-----------------------------------------------------------------------------------------
 Wholesale & International Trade: 0.2%
                          Sime Darby Hongkong Ltd.     H.K.       1,127,000   $ 1,085,826
                                                                              -----------
 TOTAL COMMON STOCKS (cost $370,378,358)                                      413,716,839
-----------------------------------------------------------------------------------------
PREFERRED STOCKS: 5.5%
-----------------------------------------------------------------------------------------
                          ABN Amro NV, conv., pfd.    Neth.          90,000     3,864,927
                          Cia de Inversiones en
                           Telecomunicaciones SA,
                           7.00%, 3/03/98              Arg.         138,707     8,045,006
                          Kaufman & Broad Home
                           Corp., B, conv., pfd.       U.S.          77,000     1,145,375
                          Nacional Financiera SA,
                           11.25%, conv., pfd.,
                           05/15/98                    Mex.         205,150     6,769,950
                          Philippine Long Distance
                           Telephone Co., 7.00%,
                           cnv., pfd. ser 3           Phil.         105,000     5,466,563
                          Telebras-
                           Telecomunicacoes
                           Brasileiras SA, pfd.,
                           ADR                        Braz.          65,000     3,079,375
                                                                              -----------
 TOTAL PREFERRED STOCKS (cost $20,457,059)                                     28,371,196
-----------------------------------------------------------------------------------------
                                                               PRINCIPAL IN
                                                             LOCAL CURRENCY**
-----------------------------------------------------------------------------------------
BONDS: 6.5%
-----------------------------------------------------------------------------------------
                          Banco Nacional de Mexico
                           SA, 7.00%, conv.,
                           12/15/99                    Mex.      10,910,000     8,809,825
                          Brierley Investments
                           Ltd., 9.00%, conv.,
                           6/30/98                     N.Z.         849,949       632,043
                          C.S. Holding Finance BV,
                           4.875%, conv., 11/19/02    Swtz.       2,800,000     4,424,000
                          Gujarat Ambuja Cements
                           Ltd., 3.50%, conv.,
                           6/30/99,144A                Ind.         500,000       675,000
                          Indust.Credit & Invest.
                           Corp. India, 2.50%,
                           conv. 4/3/00                Ind.       5,610,000     4,642,275
                          Jardine Strategic
                           Holdings Ltd., 7.50%,
                           conv., 5/07/49              H.K.       5,054,000     5,508,860
                          SCICI Ltd., 3.50%,
                           conv., 4/01/04              Ind.       3,940,000     3,959,700
                          Softe SA, 4.25%, conv.,
                           7/30/98, 144A               Itl.   6,400,000,000     4,644,105
                                                                              -----------
 TOTAL BONDS (cost $35,929,331)                                                33,295,808
-----------------------------------------------------------------------------------------

Templeton Global Opportunities Trust
Investment Portfolio, December 31, 1995 (cont.)

--------------------------------------------------------------------------------

                                                            PRINCIPAL IN
 INDUSTRY                 ISSUE                   COUNTRY LOCAL CURRENCY**    VALUE
---------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 6.2% (cost $31,747,869)
---------------------------------------------------------------------------------------
                          U.S. Treasury Bills,
                           4.50% to 5.34% with
                           maturities to
                           2/22/96                 U.S.      31,868,000    $ 31,766,944
---------------------------------------------------------------------------------------
 TOTAL INVESTMENTS: 98.9% (cost $458,512,617)                               507,150,787
 OTHER ASSETS, LESS LIABILITIES: 1.1%                                         5,890,227
                                                                           ------------
 TOTAL NET ASSETS: 100.0%                                                  $513,041,014
                                                                           ============

 *NON-INCOME PRODUCING.
**CURRENCY OF COUNTRIES INDICATED.


                       SEE NOTES TO FINANCIAL STATEMENTS.

Templeton Global Opportunities Trust
Financial Statements

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

Assets:
 Investments in securities, at value
  (identified cost $458,512,617 )                     $507,150,787
 Cash                                                      139,552
 Receivables:
  Investment securities sold                             8,332,753
  Fund shares sold                                       2,174,716
  Dividends and interest                                 1,150,848
                                                      ------------
   Total assets                                        518,948,656
                                                      ------------
Liabilities:
 Payables:
  Investment securities purchased                        3,807,636
  Fund shares redeemed                                   1,058,050
 Accrued expenses                                        1,041,956
                                                      ------------
   Total liabilities                                     5,907,642
                                                      ------------
Net assets, at value                                  $513,041,014
                                                      ============
Net assets consist of:
 Undistributed net investment income                  $    696,816
 Net unrealized appreciation                            48,638,170
 Accumulated net realized gain                           5,802,194
 Net capital paid in on shares of beneficial interest  457,903,834
                                                      ------------
Net assets, at value                                  $513,041,014
                                                      ============
Class I
 Net asset value per share
  ($510,777,168 / 40,649,446 shares outstanding)      $      12.57
                                                      ============
 Maximum offering price
  ($12.57 / 94.25%)                                   $      13.34
                                                      ============
Class II
 Net asset value per share
  ($2,263,846 / 180,646 shares outstanding)           $      12.53
                                                      ============
 Maximum offering price
  ($12.53 / 99.0%)                                    $      12.66
                                                      ============

STATEMENT OF OPERATIONS
for the year ended December 31, 1995

Investment income:
 (net of $773,131 foreign taxes withheld)
 Dividends                                            $10,757,380
 Interest                                               2,881,777
                                                      -----------
  Total income                                                     $13,639,157
Expenses:
 Management fees (Note 3)                               4,042,935
 Administrative fees (Note 3)                             712,244
 Distribution fees (Note 3)
  Class I                                               1,259,580
  Class II                                                  8,135
 Transfer agent fees (Note 3)                             749,000
 Custodian fees                                           241,936
 Reports to shareholders                                  368,000
 Audit fees                                                52,500
 Legal fees (Note 3)                                       30,000
 Registration and filing fees                             105,000
 Trustees' fees and expenses                               55,500
 Amortization of organization costs                         9,230
 Other                                                     16,425
                                                      -----------
  Total expenses                                                     7,650,485
                                                                   -----------
   Net investment income                                             5,988,672
Realized and unrealized gain (loss):
 Net realized gain (loss) on:
  Investments                                          23,461,416
  Foreign currency transactions                          (475,963)
                                                      -----------
                                                       22,985,453
 Net unrealized appreciation on investments            30,619,809
                                                      -----------
  Net realized and unrealized gain                                  53,605,262
                                                                   -----------
Net increase in net assets resulting from operations               $59,593,934
                                                                   ===========

                 SEE NOTES TO FINANCIAL STATEMENTS.

Templeton Global Opportunities Trust
Financial Statements (cont.)

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
for the years ended December 31, 1995 and 1994

                                                      1995          1994
                                                  ------------  ------------
Increase (decrease) in net assets:
 Operations:
  Net investment income                           $  5,988,672  $  3,357,913
  Net realized gain on investment and foreign
   currency transactions                            22,985,453    37,927,993
  Net unrealized appreciation (depreciation)        30,619,809   (61,432,182)
                                                  ------------  ------------
   Net increase (decrease) in net assets result-
    ing from operations                             59,593,934   (20,146,276)
 Distributions to shareholders:
  From net investment income
    Class I                                         (5,674,514)   (3,328,344)
    Class II                                           (19,476)           --
  From net realized gain
    Class I                                        (23,792,243)  (67,015,314)
    Class II                                           (84,546)           --
 Capital share transactions (Note 2)
    Class I                                          3,824,434   156,565,008
    Class II                                         2,371,175            --
                                                  ------------  ------------
     Net increase in net assets                     36,218,764    66,075,074
Net assets:
 Beginning of year                                 476,822,250   410,747,176
                                                  ------------  ------------
 End of year                                      $513,041,014  $476,822,250
                                                  ============  ============


                       SEE NOTES TO FINANCIAL STATEMENTS.

Templeton Global Opportunities Trust
Notes to Financial Statements

--------------------------------------------------------------------------------
1. SUMMARY OF ACCOUNTING POLICIES

Templeton Global Opportunities Trust (the Fund) is a Massachusetts business trust and an open-end, diversified management investment company registered un-der the Investment Company Act of 1940. The following summarizes the Fund's significant accounting policies.

A. Securities Valuations:

Securities listed or traded on a recognized national or foreign exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. Over-the-counter securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.

B. Foreign Currency Transactions:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign curren-cies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells foreign securities it customar-ily enters into a foreign exchange contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of for-eign currencies, currency gains or losses realized between the trade and set-tlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

C. Income Taxes:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no provision has been made for income taxes.

D. Organization Costs:

Organization costs are being amortized on a straight line basis over five years.

E. Security Transactions, Investment Income, Distributions and Expenses:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income on foreign securi-ties is recorded as soon as information is available to the Fund. Interest in-come and estimated expenses are accrued daily. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies held by the Fund. Distributions are recorded on the ex-dividend date.

2. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Effective May 1, 1995, the Fund offered two classes of shares: Class I shares and Class II shares. Shares of each class are identical except for their ini-tial sales load, a contingent deferred sales charge on Class II shares, distri-bution fees, and voting rights on matters affecting a single class. All Fund shares outstanding before May 1, 1995 were designated as Class I shares. At De-cember 31, 1995, there were an unlimited number of shares of beneficial inter-est authorized for each class of shares ($0.01 par value). Transactions in the Fund's shares were as follows:

Templeton Global Opportunities Trust
Notes to Financial Statements (cont.)

--------------------------------------------------------------------------------


                                                  CLASS I
                             ----------------------------------------------------
                                   YEAR ENDED                 YEAR ENDED
                                DECEMBER 31, 1995          DECEMBER 31, 1994
                             ------------------------  --------------------------
                               SHARES       AMOUNT       SHARES        AMOUNT
                             ----------  ------------  -----------  -------------
     Shares sold              5,371,682  $ 67,759,190   18,544,844  $ 250,256,892
     Shares issued on rein-
      vestment of distribu-
      tions                   2,184,017    26,504,181    4,980,654     62,368,806
     Shares redeemed         (7,163,041)  (90,438,937) (11,680,771)  (156,060,690)
                             ----------  ------------  -----------  -------------
     Net increase               392,658  $  3,824,434   11,844,727  $ 156,565,008
                             ==========  ============  ===========  =============
                                    CLASS II
                             ------------------------
                                 FOR THE PERIOD
                               MAY 1, 1995 THROUGH
                                DECEMBER 31, 1995
                             ------------------------
                               SHARES       AMOUNT
                             ----------  ------------
     Shares sold                196,010  $  2,576,233
     Shares issued on rein-
      vestment of distribu-
      tions                       6,729        81,954
     Shares redeemed            (22,093)     (287,012)
                             ----------  ------------
     Net increase               180,646  $  2,371,175
                             ==========  ============

3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also directors or officers of Templeton In-vestment Counsel, Inc. (TICI), Templeton Global Investors, Inc. (TGII), Frank-lin Templeton Distributors, Inc. (FTD) and Franklin Templeton Investor Servic-es, Inc. (FTIS), the Fund's investment manager, administrative manager, princi-pal underwriter, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TICI equal, on an annual basis, to 0.80% of the average daily net assets of the Fund of which .25% is paid to Dean Witter InterCapital, Inc., a subsidiary of Dean Witter Discover & Co. for sub-advisory services. The Fund pays TGII monthly an administrative fee of 0.15% per annum on the first $200 million of the Fund's aggregate average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 mil-lion, and 0.075% per annum of such average net assets in excess of $1.2 bil-lion. For the year ended December 31, 1995, FTD received net commissions of $223,955 from the sale of the Fund's shares and FTIS received fees of $749,000.

Under the distribution plans for Class I and Class II shares, the Fund reim-burses FTD quarterly, the substantial portion of which is paid to Dean Witter, Discover & Co. and other dealers who distribute the Fund's shares, for FTD's costs and expenses in connection with any activity that is primarily intended to result in a sale of Fund shares, subject to a maximum of 0.25% and 1.00% per annum of the average daily net assets of Class I and Class II shares, respec-tively. Under the Class I distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At December 31, 1995, unreimbursed expenses amounted to $1,323,924. Class II shares redeemed within 18 months are subject to a contingent deferred sales charge. Contingent de-ferred sales charges of $249 were paid to FTD for the year ended December 31, 1995.

An officer of the Fund is a partner of Dechert Price & Rhoads, legal counsel for the Fund, which firm received fees of $30,000 for the year ended December 31, 1995.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1995 aggregated $75,215,695 and $106,893,686, respec-tively. The cost of securities for federal income tax purposes is $461,319,588. Realized gains and losses are reported on an identified cost basis.

Templeton Global Opportunities Trust
Notes to Financial Statements (cont.)

--------------------------------------------------------------------------------

At December 31, 1995, the aggregate gross unrealized appreciation and deprecia-tion of portfolio securities, based on cost for federal income tax purposes, was as follows:

        Unrealized appreciation      $ 98,853,329
        Unrealized depreciation       (53,022,130)
                                     ------------
        Net unrealized appreciation  $ 45,831,199
                                     ============

Templeton Global Opportunities Trust
Independent Auditor's Report

--------------------------------------------------------------------------------
The Board of Trustees and Shareholders
Templeton Global Opportunities Trust

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Templeton Global Opportunities Trust as of Decem-ber 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the ac-companying financial statements. These financial statements and financial high-lights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of De-cember 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant esti-mates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tem-pleton Global Opportunities Trust as of December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                                         /s/ McGladrey + Pullen, LLP

New York, New York January 31, 1996

The Franklin Templeton Group

Literature Request - Call today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.


Templeton Funds
Americas Government
Securities Fund
Developing Markets Trust
Foreign Fund
Global Infrastructure Fund
Global Opportunities Trust
Greater European Fund
Growth Fund
Growth and Income Fund
Income Fund
Latin American Fund
Real Estate
Securities Fund
Smaller Companies
Growth Fund
World Fund

Franklin Funds Seeking
Tax-Free Income
Federal Tax-Free
Income Fund
Federal Intermediate-Term
Tax-Free Income Fund
High Yield Tax-Free
Income Fund
Insured Tax-Free
Income Fund***
Puerto Rico Tax-Free
Income Fund

Franklin State-Specific
Funds Seeking Tax-Free Income
Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan***
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee
Texas
Virginia
Washington**

Franklin Funds
Seeking Capital Growth
California Growth Fund
DynaTech Fund
Equity Fund
Global Health
Care Fund
Gold Fund
Growth Fund
International
Equity Fund
Japan Fund
Pacific Growth Fund
Small Cap Growth Fund

Franklin Funds Seeking Growth and Income
Balance Sheet
Investment Fund
Convertible Securities Fund
Equity Income Fund
Global Utilities Fund
Income Fund
Natural Resources Fund
Premier Return Fund
Real Estate Securities Fund
Rising Dividends Fund
Strategic Income Fund
Utilities Fund

Franklin Funds Seeking
High Current Income
AGE High Income Fund
Global Government
Income Fund
Investment Grade
Income Fund
U.S. Government
Securities Fund

Franklin Funds Seeking
High Current Income and Stability of Principal
Adjustable Rate
Securities Fund
Adjustable U.S. Government Securities Fund
Short-Intermediate U.S. Government
Securities Fund

Franklin Funds for
Non-U.S. Investors
Tax-Advantaged High Yield Securities Fund
Tax-Advantaged International Bond Fund
Tax-Advantaged U.S. Government Securities Fund

Franklin Templeton Global Currency Funds
German Government
Bond Fund
Global Currency Fund
High Income Currency Fund
Hard Currency Fund

Franklin Money
Market Funds
Money Fund
Federal Money Fund
Tax-Exempt Money
Fund
California Tax-Exempt
Money Fund
New York Tax-Exempt
Money Fund
IFT U.S. Treasury Money
Market Portfolio

Franklin Fund for Corporations
Corporate Qualified
Dividend Fund

Franklin Tax-Deferred
Annuity
Franklin Valuemark
Franklin Templeton
Valuemark Income Plus
(an immediate annuity)


Fund Information: 1-800/292-9293
Account Services: 1-800/393-3001

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and a high yield portfolio (CA).

**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

***Portfolio of insured municipal securities.

--------------------------

 TEMPLETON GLOBAL OPPORTUNITIES TRUST

 Auditors
 McGladrey & Pullen, LLP
 555 Fifth Avenue
 New York, New York 10017-2416

 PRINCIPAL UNDERWRITER:

 Franklin Templeton
 Distributors, Inc.
 700 Central Avenue
 St. Petersburg,
 Florida 33701-3628

 Account Services
 1-800-354-9191

 Sales Information
 1-800-292-9293

 This report must be
 preceded or accompanied
 by the current
 prospectus of the
 Templeton Global
 Opportunities Trust,
 which contains more
 complete information
 including charges and
 expenses. Like any
 investment in
 securities, the value
 of the Fund's portfolio
 will be subject to the
 risk of loss from
 market, currency,
 economic, political,
 and other factors, as
 well as investment
 decisions by the
 investment manager
 which will not always
 be profitable or wise.
 The Fund and its
 investors are not
 protected from such
 losses by the
 investment manager.
 Therefore, investors
 who cannot accept this
 risk should not invest
 in shares of the Fund.

 To ensure the highest
 quality of service,
 telephone calls to or
 from our service
 departments may be
 monitored, recorded,
 and accessed. These
 calls can be determined
 by the presence of
 a regular beeping tone.

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                                                                 TL415 A95 02/96
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GLOBAL
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Annual Report
December 31, 1995




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